Operating Lease Liabilities	12 Months Ended
Dec. 31, 2025
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES
7.	OPERATING LEASE LIABILITIES

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated.

Operating lease expense for the years ended December 31, 2025, 2024 and 2023 was $193,604, $384,000, and $551,041, respectively.

On February 5, 2025, the Company entered into a virtual office lease agreement with a monthly lease payment of $189.60, effective through February 28, 2027.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of Balance Sheet	December 31, 2025	December 31, 2024
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$2	$-

Current operating lease liabilities	Operating lease liabilities - current	$2	$-
Non-current operating lease liabilities	Operating lease liabilities	-	-
Total operating lease liabilities		$2	$-